NYSE Regulation

11000401

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

<u>VIA FACSIMILE AND U.S. MAIL</u>
September 14, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: PowerShares Exchange-Traded Fund Trust II
Issuer CIK: 0001378872
Issuer File Number: 001-33532
Form 8-A Date: September 14, 2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on September 14, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance